Schedule II Valuation and Qualifying Accounts (Details) (Allowance for Trade Receivables [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Trade Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 3,045	$ 3,588	$ 3,999
Additions Charged to Costs and Expenses	1,413	745	747
Additions Recorded During Acquisitions	0	0	0
Deductions (A)	130	1,288	1,158
Balance at End of Period	$ 4,327	$ 3,045	$ 3,588